UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036
(Name and address of agent for service)

1-800-688-LKCM
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.95%
Aerospace & Defense - 5.50%
Aviall, Inc. (a)	205,300	$5,748,400
Hexcel Corporation (a)	196,000	3,039,960
Mercury Computer Systems, Inc. (a)	119,800	3,304,084
Teledyne Technologies Inc. (a)	155,300	4,860,890
		16,953,334
Air Freight & Logistics - 2.87%
EGL, Inc. (a)	175,000	3,990,000
Pacer International, Inc. (a)	203,500	4,861,615
		8,851,615
Biotechnology - 2.02%
Enzon Pharmaceuticals, Inc. (a)	248,700	2,534,253
Serologicals Corporation (a)	151,400	3,700,216
		6,234,469
Building Products - 1.09%
Jacuzzi Brands, Inc. (a)	343,400	3,351,584

Commercial Banks - 5.21%
Cullen/Frost Bankers, Inc.	80,000	3,612,000
First State Bancorporation	92,000	1,561,700
Glacier Bancorp, Inc.	98,750	3,011,875
Southwest Bancorporation of Texas, Inc.	150,000	2,752,500
Texas Regional Bancshares, Inc. - Class A	169,800	5,112,678
		16,050,753

Commercial Services & Supplies - 7.76%
Laureate Education, Inc. (a)	90,100	3,855,379
Mobile Mini, Inc. (a)	162,000	6,546,420
SOURCECORP Incorporated (a)	91,000	1,832,740
Universal Technical Institute Inc. (a)	83,500	3,072,800
Waste Connections, Inc. (a)	127,500	4,430,625
Watson Wyatt & Company Holdings	154,600	4,205,120
		23,943,084
Communications Equipment - 1.62%
Harris Corporation	60,000	1,959,000
Tekelec (a)	190,000	3,028,600
		4,987,600
Consumer Finance - 1.23%
MoneyGram International, Inc.	200,500	3,787,445

Electronic Equipment & Instruments - 2.71%
Anixter International, Inc. (a)	103,700	3,748,755
Axsys Technologies, Inc. (a)	84,348	1,894,456
Photon Dynamics, Inc. (a)	142,200	2,710,332
		8,353,543
Energy Equipment & Services - 2.19%
Hanover Compressor Company (a)	172,200	2,078,454
Hydril (a)	80,000	4,672,800
		6,751,254
Food & Staples Retailing - 4.16%
Casey's General Stores, Inc.	200,000	3,594,000
Longs Drug Stores Corporation	142,200	4,866,084
United Natural Foods, Inc. (a)	152,200	4,357,486
		12,817,570
Health Care Equipment & Supplies - 1.82%
Sybron Dental Specialties, Inc. (a)	75,000	2,692,500
Wright Medical Group, Inc. (a)	122,300	2,935,200
		5,627,700
Health Care Providers & Services - 1.67%
PSS World Medical, Inc. (a)	276,300	3,141,531
Triad Hospitals, Inc. (a)	40,000	2,004,000
		5,145,531
Hotels, Restaurants & Leisure - 6.26%
La Quinta Corp. - Paired (a)(b)	430,000	3,655,000
Life Time Fitness, Inc. (a)	152,700	4,119,846
Penn National Gaming, Inc. (a)	100,000	2,938,000
P.F. Chang's China Bistro, Inc. (a)	79,900	4,778,020
Rare Hospitality International, Inc. (a)	123,500	3,813,680
		19,304,546
Household Durables - 1.08%
Levitt Corp. - Class A	130,000	3,333,200

Instruments For Measuring & Testing of Electricity & Electrical - 0.46%
Cascade Microtech, Inc. (a)	146,300	1,404,480

Insurance - 2.43%
Argonaut Group, Inc. (a)	177,725	3,771,324
Triad Guaranty, Inc. (a)	70,900	3,730,049
		7,501,373
Internet & Catalog Retail - 0.97%
Blue Nile, Inc. (a)	108,600	3,002,790

Leisure Equipment & Products - 2.47%
Arctic Cat, Inc.	132,000	3,571,920
The Nautilus Group, Inc.	170,700	4,055,832
		7,627,752
Machinery - 4.16%
Albany International Corp. - Class A	105,000	3,242,400
Lindsay Manufacturing Co.	65,900	1,257,372
Reliance Steel & Aluminum Co.	90,250	3,610,903
Watts Water Technologies, Inc. - Class A	145,000	4,728,450
		12,839,125
Marine - 1.76%
Kirby Corp. (a)	129,100	5,426,073

Media - 2.68%
Catalina Marketing Corporation	100,000	2,590,000
Entravision Communications Corporation- Class A (a)	289,300	2,566,091
Gray Television, Inc.	214,600	3,105,262
		8,261,353
Metals & Mining - 1.41%
Allegheny Technologies, Inc.	180,000	4,339,800

Oil & Gas Drilling - 1.17%
Todco- Class A (a)	139,300	3,599,512

Oil & Gas Exploration & Production Companies - 8.21%
Cabot Oil & Gas Corporation	67,500	3,722,625
Denbury Resources, Inc. (a)	132,100	4,653,883
Encore Acquisition Company (a)	100,000	4,130,000
Mission Resources Corporation (a)	565,100	4,000,908
Range Resources Corporation	206,000	4,812,160
St. Mary Land & Exploration Company	80,000	4,004,000
		25,323,576
Paper & Forest Products - 1.90%
Louisiana-Pacific Corporation	100,000	2,514,000
Pope & Talbot, Inc.	190,000	3,340,200
		5,854,200
Pharmaceuticals - 0.84%
Bentley Pharmaceuticals, Inc. (a)	352,600	2,595,136

Poultry Slaughtering & Processing - 1.19%
Gold Kist, Inc. (a)	231,000	3,672,900

Real Estate - 1.17%
FelCor Lodging Trust, Inc. (a)	290,000	3,604,700

Road & Rail - 2.66%
J.B. Hunt Transport Services, Inc.	60,000	2,626,200
Landstar System, Inc. (a)	170,000	5,567,500
		8,193,700
Semiconductor & Semiconductor Equipment - 1.03%
FormFactor, Inc. (a)	140,000	3,169,600

Software - 4.96%
Activision, Inc. (a)	203,533	3,012,288
Captiva Software Corporation (a)	309,900	3,356,217
Embarcadero Technologies, Inc. (a)	315,100	2,076,509
Macromedia, Inc. (a)	92,100	3,085,350
SERENA Software, Inc. (a)	158,700	3,770,712
		15,301,076
Specialty Retail - 6.36%
Charming Shoppes, Inc. (a)	320,000	2,601,600
GameStop Corporation - Class A (a)	165,300	3,663,048
Jos. A. Bank Clothiers, Inc. (a)	100,875	2,955,638
The Pantry Inc. (a)	145,600	4,509,232
Tractor Supply Company (a)	135,000	5,892,750
		19,622,268
Thrifts & Mortgage Finance - 0.46%
City Bank	44,255	1,431,207

Trading Companies & Distributors - 1.35%
Hughes Supply, Inc.	140,000	4,165,000

Wireless Telecommunication Services - 1.12%
SBA Communications Corporation - Class A (a)	376,900	3,452,404

TOTAL COMMON STOCKS		295,881,253
(Cost $202,454,795)

SHORT-TERM INVESTMENTS - 3.57%
Money Market Funds - 3.57%
Dreyfus Cash Management Fund - Investor Shares	2,730,251	2,730,251
Nations Money Market Reserves Fund - Capital Shares	8,287,829	8,287,829
Total short-term investments		11,018,080
(Cost $11,018,080)

Total Investments - 99.52%		306,899,333
(Cost $213,472,875)

Other Assets in Excess of Liabilities - 0.48%		1,474,543
Total Net Assets - 100.00%		$308,373,876

(a) - Non-income producing security.
(b) - Security represents equal ownership of LaQuinta Properties, Inc. - Class B and LaQuinta Corp. common stock.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.28%
Aerospace & Defense - 6.85%
Honeywell International Inc.	24,000	$893,040
Raytheon Company	22,000	851,400
Rockwell Collins, Inc.	8,500	404,515
United Technologies Corporation	5,000	508,300
		2,657,255
Beverages - 3.56%
The Coca-Cola Company	14,000	583,380
PepsiCo, Inc.	15,000	795,450
		1,378,830
Building Products - 2.70%
American Standard Companies Inc.	9,100	422,968
Masco Corporation	18,000	624,060
		1,047,028
Chemicals - 1.32%
E. I. du Pont de Nemours & Company	10,000	512,400

Commercial Banks - 4.17%
Bank of America Corporation	20,000	882,000
The South Financial Group, Inc.	10,300	314,562
Wells Fargo & Company	7,000	418,600
		1,615,162
Commercial Services & Supplies - 2.56%
Allied Waste Industries, Inc. (a)	49,000	358,190
Waste Management, Inc.	22,000	634,700
		992,890
Communications Equipment - 2.47%
Cisco Systems, Inc. (a)	25,000	447,250
Motorola, Inc.	34,000	508,980
		956,230
Computers & Peripherals - 5.47%
Dell, Inc. (a)	25,700	987,394
EMC Corporation (a)	40,000	492,800
International Business Machines Corporation	7,000	639,660
		2,119,854
Containers & Packaging - 1.87%
Temple-Inland Inc.	10,000	725,500

Diversified Financial Services - 1.53%
Citigroup Inc.	5,500	247,170
JPMorgan Chase & Co.	10,000	346,000
		593,170

Diversified Telecommunication Services - 4.84%
ALLTEL Corporation	7,000	383,950
SBC Communications, Inc.	30,000	710,700
Verizon Communications Inc.	22,000	781,000
		1,875,650
Energy Equipment & Services - 0.89%
Halliburton Company	8,000	346,000

Food & Staples Retailing - 1.09%
CVS Corporation	8,000	420,960

Food Products - 2.13%
General Mills, Inc.	8,000	393,200
McCormick & Company, Incorporated (c)	12,600	433,818
		827,018
Health Care Equipment & Supplies - 1.11%
Alcon, Inc. (b)	4,800	428,592

Household Products - 3.73%
Kimberly-Clark Corporation	11,500	755,895
The Procter & Gamble Company	13,000	689,000
		1,444,895
Industrial Conglomerates - 3.10%
General Electric Company	24,000	865,440
Tyco International Ltd. (b)	10,000	338,000
		1,203,440
Insurance - 3.06%
American International Group, Inc.	9,000	498,690
Prudential Financial, Inc.	12,000	688,800
		1,187,490
Investment Bank & Brokerage - 0.84%
Morgan Stanley	5,700	326,325

IT Services - 1.25%
Accenture Ltd.- Class A (a)(b)	20,000	483,000

Media - 4.90%
Clear Channel Communications, Inc.	15,000	517,050
Gannett Co., Inc.	8,000	632,640
Time Warner Inc. (a)	25,000	438,750
Viacom, Inc. - Class B	8,900	309,987
		1,898,427
Multiline Retail - 1.00%
Kohl's Corporation (a)	7,500	387,225

Oil & Gas Exploration & Production Companies - 8.90%
Anadarko Petroleum Corporation	7,000	532,700
Burlington Resources Inc.	13,000	650,910
EOG Resources, Inc.	9,000	438,660
Kerr-McGee Corporation	6,500	509,145
Noble Corp. (a)(b)	5,500	309,155
Noble Energy, Inc.	8,000	544,160
XTO Energy, Inc.	14,133	464,128
		3,448,858
Petroleum Refining - 1.84%
Exxon Mobil Corporation	12,000	715,200

Pharmaceuticals - 6.02%
Abbott Laboratories	15,000	699,300
Pfizer Inc.	25,000	656,750
Schering-Plough Corporation	35,000	635,250
Teva Pharmaceutical Industries, Ltd. ADR (b)	11,000	341,000
		2,332,300
Semiconductor & Semiconductor Equipment - 3.76%
ATI Technologies Inc. (a)(b)	18,000	310,680
Intel Corporation	22,000	511,060
Texas Instruments, Inc.	25,000	637,250
		1,458,990
Software - 6.04%
BMC Software, Inc. (a)	25,000	375,000
Microsoft Corporation	20,000	483,400
Oracle Corporation (a)	50,000	624,000
Symantec Corporation (a)	14,100	300,753
VERITAS Software Corporation	24,000	557,280
		2,340,433
Specialty Retail - 5.28%
The Home Depot, Inc.	20,000	764,800
OfficeMax Inc.	13,000	435,500
PETsMART, Inc.	11,000	316,250
Tiffany & Co.	15,400	531,608
		2,048,158

Total common stocks		$35,771,280
(Cost $28,879,982)

SHORT-TERM INVESTMENTS - 7.50%
Money Market Funds - 7.50%
Dreyfus Cash Management Fund - Investor Shares	$1,021,365	$1,021,365
Federated U.S. Treasury Cash Reserves Fund	738,828	738,828
Nations Money Market Reserves Fund- Capital Shares	1,149,323	1,149,323
		2,909,516

Total short-term investments		$2,909,516
(Cost $2,909,516)

Total Investments - 99.78%		$38,680,796
(Cost $31,789,498)

Other Assets in Excess of Liabilities - 0.22%		84,790
Total Net Assets - 100.00%		$38,765,586

ADR American Depository Receipts.
(a) Non-income producing.
(b) Foreign security.
(c) Non-voting shares.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
March 31, 2005 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 68.60%
Aerospace & Defense - 3.23%
General Dynamics Corp.	700	$74,935
Raytheon Company	3,132	121,208
United Technologies Corporation	1,000	101,660
		297,803
Asset Management - 2.32%
The Bank of New York Company, Inc.	4,000	116,200
Mellon Financial Corporation	3,440	98,178
		214,378
Auto Components - 0.76%
Gentex Corporation	2,200	70,180

Beverages - 2.30%
The Coca-Cola Co.	2,300	95,841
PepsiCo, Inc.	2,200	116,666
		212,507
Building Products - 1.01%
American Standard Companies Inc.	2,000	92,960

Chemicals - 1.33%
E.I. du Pont de Nemours & Company	2,400	122,976

Commercial Banks - 5.31%
Bank of America Corporation	2,500	110,250
Cullen/Frost Bankers, Inc.	2,600	117,390
The South Financial Group, Inc.	4,300	131,322
Wells Fargo & Company	2,200	131,560
		490,522
Commercial Services & Supplies - 1.81%
H&R Block, Inc.	1,300	65,754
Waste Management, Inc.	3,500	100,975
		166,729
Communications Equipment - 2.83%
Cisco Systems, Inc. (a)	3,900	69,771
Harris Corporation	3,800	124,070
Motorola, Inc.	4,500	67,365
		261,206
Computers & Peripherals - 2.20%
Dell, Inc. (a)	2,900	111,418
International Business Machines Corporation	1,000	91,380
		202,798
Containers & Packaging - 1.18%
Temple-Inland, Inc.	1,500	108,825

Diversified Financial Services - 1.25%
Citigroup, Inc.	2,566	115,316

Diversified Telecommunication Services - 2.77%
ALLTEL Corp.	1,600	87,760
SBC Communications, Inc.	3,500	82,915
Verizon Communications, Inc.	2,400	85,200
		255,875
Energy Equipment & Services - 2.48%
Noble Corp. (a)(b)	2,000	112,420
Schlumberger Ltd. (b)	1,650	116,292
		228,712
Food & Staples Retailing - 1.36%
Wal-Mart Stores, Inc.	2,500	125,275

Food Products - 1.07%
Kraft Foods, Inc. - Class A	3,000	99,150

Health Care Equipment & Supplies - 2.62%
Alcon, Inc. (b)	1,400	125,006
Medtronic, Inc.	2,300	117,185
		242,191
Health Care Providers & Services - 1.36%
Triad Hospitals, Inc. (a)	2,500	125,250

Household Products - 3.52%
Colgate-Palmolive Co.	2,200	114,774
Kimberly-Clark Corp.	1,500	98,595
The Procter & Gamble Company	2,100	111,300
		324,669
Industrial Conglomerates - 1.87%
General Electric Company	4,800	173,088

Insurance - 2.35%
American International Group, Inc.	1,452	80,455
Prudential Financial, Inc.	2,381	136,670
		217,125
IT Services - 4.53%
Accenture Ltd. - Class A (a)(b)	3,200	77,280
Automatic Data Processing, Inc.	3,000	134,850
First Data Corp.	2,600	102,206
SunGard Data Systems, Inc. (a)	3,000	103,500
		417,836
Media - 2.28%
Harte-Hanks, Inc.	4,000	110,240
Viacom, Inc. - Class B	2,887	100,554
		210,794
Oil & Gas Exploration & Production - 5.19%
Anadarko Petroleum Corporation	1,400	106,540
EOG Resources, Inc.	2,800	136,472
Unocal Corp.	2,200	135,718
XTO Energy, Inc.	3,066	100,688
		479,418
Petroleum Refining - 1.81%
Exxon Mobil Corporation	2,800	166,880

Pharmaceuticals - 4.07%
Abbott Laboratories	1,900	88,578
Pfizer, Inc.	2,900	76,183
Schering-Plough Corporation	6,500	117,975
Teva Pharmaceutical Industries Ltd. ADR (b)	3,000	93,000
		375,736

Semiconductor & Semiconductor Equipment - 1.08%
Texas Instruments, Inc.	3,900	99,411

Software - 1.57%
Microsoft Corporation	3,100	74,927
VERITAS Software Corp. (a)	3,000	69,660
		144,587
Specialty Retail - 3.14%
The Home Depot, Inc.	3,100	118,544
OfficeMax Inc	2,500	83,750
Ross Stores, Inc.	3,000	87,420
		289,714

Total Common Stocks		$6,331,911
(Cost $5,430,587)

CORPORATE BONDS - 26.38%
Aerospace & Defense - 1.40%
Raytheon Company
6.00% due 12/15/2010	26,000	27,464
United Technologies Corporation
4.875% due 11/01/2006	100,000	101,389
		128,853
Asset Management - 1.07%
The Bank of New York Company, Inc.
3.90% due 09/01/2007	100,000	99,199

Commercial Banks - 0.94%
Bancwest Corp.
8.30% due 01/15/2011	75,000	86,492

Commercial Services & Supplies - 1.21%
Waste Management, Inc.
7.375% due 08/01/2010	100,000	111,569

Communications Equipment - 2.04%
Harris Corporation
6.35% due 02/01/2028	110,000	115,599
Motorola, Inc.
7.625% due 11/15/2010	65,000	73,122
		188,721
Computers & Peripherals - 0.54%
International Business Machines Corporation
4.375% due 06/01/2009	50,000	49,794

Consumer Finance - 1.13%
Pitney Bowes Credit Corp.
5.75% due 08/15/2008	100,000	104,629

Diversified Financial Services - 1.07%
Citigroup, Inc.
4.25% due 07/29/2009	100,000	98,585

Diversified Telecommunication Services - 1.65%
BellSouth Corporation
5.00% due 10/15/2006	100,000	101,381
Chesapeake & Potomac Telephone Co.
6.125% due 07/15/2005	50,000	50,437
		151,818
Electric Services - 1.08%
FPL Group Capital, Inc.
3.25% due 04/11/2006	100,000	99,399

Electrical Equipment - 1.13%
Emerson Electric Co.
5.85% due 03/15/2009	100,000	104,529

Food & Staples Retailing - 1.74%
CVS Corp.
3.875% due 11/01/2007	85,000	83,825
Wal-Mart Stores, Inc.
5.45% due 08/01/2006	75,000	76,486
		160,311
Investment Bank & Brokerage - 2.31%
Lehman Brothers Holdings, Inc.
8.25% due 06/15/2007	100,000	108,362
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	100,000	105,220
		213,582
IT Services - 1.09%
First Data Corp.
4.70% due 11/01/2006	100,000	100,908

Media - 1.10%
Viacom, Inc.
6.40% due 01/30/2006	100,000	101,943

Multiline Retail - 0.66%
J.C. Penney Co., Inc.
6.50% due 12/15/2007	60,000	61,200

Multi-Utilities & Unregulated Power - 0.58%
Duke Energy Corp.
6.25% due 01/15/2012	50,000	53,282

Oil & Gas Exploration & Production - 3.36%
Anadarko Petroleum Corporation
3.25% due 05/01/2008	100,000	96,574
Burlington Resources Finance Co.
6.68% due 02/15/2011 (b)	100,000	108,825
EOG Resources, Inc.
6.50% due 12/01/2007	100,000	105,059
		310,458

Paper & Forest Products - 1.13%
Weyerhaeuser Co.
5.95% due 11/01/2008	100,000	104,346

Restaurants - 0.87%
McDonald's Corp.
6.00% due 04/15/2011	75,000	79,865

Software - 0.28%
Oracle Corporation
6.91% due 02/15/2007	25,000	26,082

TOTAL CORPORATE BONDS		$2,435,565
(Cost $2,418,465)

U.S. GOVERNMENT ISSUES - 1.63%
U.S. Treasury Notes - 1.63%
3.00% due 12/31/2006	100,000	98,762
5.00% due 08/15/2011	50,000	51,961
		150,723

TOTAL U.S. GOVERNMENT ISSUES		$150,723
(Cost $153,257)

SHORT - TERM INVESTMENTS - 4.10%
Money Market Funds - 4.10%
Dreyfus Cash Management Fund	116,427	$116,427
Nations Money Market Reserves Fund-Capital Shares	261,669	261,669
		378,096

Total short-term investments		$378,096
(Cost $378,096)

Total Investments - 100.71%		$9,296,295
(Cost $8,380,405)

Liabilities in Excess of Other Assets - (0.71)%		(65,581)
Total Net Assets - 100.00%		$9,230,714

ADR American Depository Receipt.
(a) Non-income producing security.
(b) Foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 81.63%
Aerospace & Defense - 2.84%
Lockheed Martin Corp.
8.20% due 12/01/2009	$820,000	$940,055
Raytheon Company
6.00% due 12/15/2010	306,000	323,230
United Technologies Corp.
4.875% due 11/01/2006	1,040,000	1,054,446
7.125% due 11/15/2010	250,000	279,744
		2,597,475
Asset Management - 2.64%
The Bank of New York Company Inc.
5.20% due 07/01/2007	1,000,000	1,020,123
Mellon Funding Corporation
6.40% due 05/14/2011	1,292,000	1,401,363
		2,421,486
Beverages - 2.01%
Anheuser-Busch Cos., Inc.
Callable 01/15/2006
5.75% due 01/15/2011	588,000	592,792
PepsiCo, Inc.
3.20% due 05/15/2007	500,000	491,376
5.75% due 01/15/2008	730,000	759,491
		1,843,659
Chemicals - 2.80%
EI Du Pont de Nemours & Co.
4.125% due 04/30/2010	750,000	734,009
Lubrizol Corp.
5.50% due 10/01/2014	1,250,000	1,254,114
Praxair, Inc.
6.90% due 11/01/2006	552,000	577,511
		2,565,634
Commercial Banks - 2.70%
Bank of America Corp.
6.375% due 02/15/2008	350,000	367,622
SunTrust Banks, Inc.
6.25% due 06/01/2008	811,000	856,205
Wells Fargo Financial, Inc.
6.125% due 02/15/2006	1,231,000	1,252,923
		2,476,750
Commercial Services & Supplies - 2.85%
Allied Waste Industries, Inc.
5.75% due 02/15/2011	1,000,000	915,000
Block Financial Corp.
8.50% due 04/15/2007	490,000	528,102
Waste Management, Inc.
7.375% due 08/01/2010	1,049,000	1,170,355
		2,613,457
Communications Equipment - 1.23%
Motorola, Inc.
7.625% due 11/15/2010	1,000,000	1,124,954

Computers & Peripherals - 2.28%
Dell, Inc.
6.55% due 04/15/2008	1,000,000	1,061,886
Hewlett-Packard Co.
5.50% due 07/01/2007	1,000,000	1,026,785
		2,088,671
Consumer Finance - 3.57%
American Express Credit Corporation
2.88% due 03/30/2006 (a)	1,000,000	1,000,778
American General Finance Corp.
5.875% due 12/15/2005	200,000	202,990
General Electric Capital Corp.
6.80% due 11/01/2005	1,000,000	1,018,731
Pitney Bowes Credit Corp.
5.75% due 08/15/2008	1,000,000	1,046,287
		3,268,786
Containers & Packaging - 1.62%
Packaging Corp of America
5.75% due 08/01/2013 (c)	1,500,000	1,487,654

Diversified Financial Services - 1.34%
Citicorp
7.00% due 07/01/2007	1,157,000	1,226,695

Diversified Telecommunication Services - 2.16%
Alltel Corp.
6.75% due 09/15/2005	1,225,000	1,242,822
GTE Florida, Inc.
6.25% due 11/15/2005	330,000	335,119
Southwestern Bell Telephone Company
6.625% due 04/01/2005	400,000	400,000
		1,977,941
Electric Utilities - 6.14%
Carolina Power & Light Company
7.50% due 04/01/2005	2,000,000	2,000,000
Progress Energy, Inc.
5.85% due 10/30/2008	1,000,000	1,034,824
Southern Company Capital Funding, Inc.
5.30% due 02/01/2007	1,000,000	1,028,919
TXU Corp.
6.375% due 06/15/2006	1,520,000	1,555,542
		5,619,285
Electrical Equipment - 1.17%
Emerson Electric Co.
5.85% due 03/15/2009	1,025,000	1,071,421

Energy Equipment & Services - 0.99%
Baker Hughes, Inc.
6.00% due 02/15/2009	857,000	902,152

Food & Staples Retailing - 3.37%
CVS Corp.
3.875% due 11/01/2007	535,000	527,606
Sysco Corp.
6.50% due 06/15/2005	1,530,000	1,538,932
Wal-Mart Stores, Inc.
5.45% due 08/01/2006	1,000,000	1,019,807
		3,086,345
Health Care Providers & Services - 1.28%
HCA, Inc.
5.25% due 11/06/2008	160,000	160,632
6.91% due 06/15/2005	1,000,000	1,011,247
		1,171,879
Household Durables - 1.36%
Newell Rubbermaid Inc.
2.00% due 05/01/2005	1,250,000	1,248,214

Household Products - 0.58%
Kimberly-Clark Corp.
7.10% due 08/01/2007	500,000	533,261

Industrial Conglomerates - 1.96%
Tyco International Group SA
6.125% due 11/01/2008 (b)	254,000	266,756
6.375% due 02/15/2006 (b)	1,500,000	1,526,787
		1,793,543
Insurance - 3.18%
Allstate Corp.
7.875% due 05/01/2005	1,741,000	1,746,952
Lincoln National Corp
7.25% due 05/15/2005	1,159,000	1,164,770
		2,911,722
Investment Bank & Brokerage - 4.58%
First Chicago Corporation
6.375% due 01/30/2009	1,000,000	1,060,885
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	1,000,000	999,661
Lehman Brothers Holdings, Inc.
8.25% due 06/15/2007	1,000,000	1,083,626
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	1,000,000	1,052,197
		4,196,369
IT Services - 0.72%
First Data Corp.
4.70% due 11/01/2006	235,000	237,133
6.375% due 12/15/2007	400,000	421,291
		658,424
Media - 3.87%
CBS Corp.
7.15% due 05/20/2005	1,045,000	1,049,548
Clear Channel Communications, Inc.
4.625% due 01/15/2008	725,000	717,129
Gannett Co., Inc.
4.95% due 04/01/2005	175,000	175,000
Viacom, Inc.
5.625% due 08/15/2012	800,000	810,809
7.75% due 06/01/2005	789,000	794,265
		3,546,751
Metals & Mining - 2.01%
Alcoa, Inc.
4.25% due 08/15/2007	750,000	750,095
Freeport-McMoRan Copper & Gold, Inc.
Callable 02/01/2007
10.125% due 02/01/2010	975,000	1,087,125
		1,837,220
Multiline Retail - 2.73%
Dollar General Corp.
Putable 06/15/2005
8.625% due 06/15/2010	1,095,000	1,245,562
J.C. Penney Co. Inc.
6.50% due 12/15/2007	915,000	933,300
Target Corp.
6.35% due 01/15/2011	300,000	324,350
		2,503,212
Multi-Utilities & Unregulated Power - 1.16%
Duke Energy Corp.
6.25% due 01/15/2012	1,000,000	1,065,640

Oil & Gas - 1.18%
XTO Energy, Inc.
6.25% due 04/15/2013	1,000,000	1,075,988

Oil & Gas Drilling - 2.05%
R & B Falcon Corporation
6.75% due 04/15/2005	1,000,000	1,001,030
Transocean, Inc.
6.625% due 04/15/2011 (b)	800,000	874,723
		1,875,753
Oil & Gas Exploration & Production - 6.17%
Anadarko Petroleum Corporation
3.25% due 05/01/2008	1,150,000	1,110,603
Burlington Resources Finance Co.
6.68% due 02/15/2011 (b)	1,070,000	1,164,430
Devon Financing Corp. ULC
6.875% due 09/30/2011	1,000,000	1,102,480
EOG Resources, Inc.
6.50% due 12/01/2007	1,000,000	1,050,589
Kerr-McGee Corp.
5.375% due 04/15/2005	150,000	150,059
6.875% due 09/15/2011	1,000,000	1,070,831
		5,648,992
Paper & Forest Products - 1.10%
Weyerhaeuser Co.
5.95% due 11/01/2008	965,000	1,006,942

Petroleum Refining - 1.16%
Conoco Inc.
6.35% due 04/15/2009	1,000,000	1,066,116

Real Estate - 2.20%
Camden Property Trust
7.00% due 11/15/2006	800,000	832,432
EOP Operating LP
5.875% due 01/15/2013	1,150,000	1,182,654
		2,015,086
Restaurants - 1.16%
McDonald's Corporation
6.00% due 04/15/2011	1,000,000	1,064,873

Software - 2.41%
Computer Associates International, Inc.
6.375% due 04/15/2005	1,500,000	1,501,236
Oracle Corporation
6.91% due 02/15/2007	675,000	704,221
		2,205,457
Trading Companies & Distributors - 1.06%
Hughes Supply, Inc.
5.50% due 10/15/2014 (c)	1,000,000	972,913

TOTAL CORPORATE BONDS (Cost $75,167,651)		$74,770,720

FIRST MORTGAGE BOND - 1.12%
Electric Utilities - 1.12%
PP&L, Inc.
6.55% due 03/01/2006	1,000,000	1,023,873

Total First Mortgage Bond
(Cost $990,015)		$1,023,873

PREFERRED STOCKS - 1.09%
Investment Bank & Brokerage - 1.09%
Merrill Lynch & Co, Inc.	40,000	994,800
Callable 11/28/2009

Total Preferred Stocks		$994,800
(Cost $1,000,000)

U.S. GOVERNMENT & AGENCY ISSUES - 8.60%
Federal Home Loan Bank - 2.18%
3.35% due 12/26/2008	1,000,000	967,876
Callable 06/26/2005
5.25% due 06/18/2014	1,000,000	1,032,195
		2,000,071
U.S. Treasury Notes - 6.42%
4.25% due 08/15/2014	1,000,000	980,938
4.75% due 05/15/2014	1,000,000	1,019,063
4.875% due 02/15/2012	1,000,000	1,032,930
5.00% due 08/15/2011	1,000,000	1,039,219
5.75% due 08/15/2010	750,000	805,078
6.50% due 05/15/2005	1,000,000	1,004,766
		5,881,994

Total U.S. Government & Agency issues		$7,882,065
(Cost $8,075,784)

SHORT-TERM INVESTMENTS - 6.13%
Commercial Paper - 4.91%
American Express Corporation
2.67% due 04/06/2005	$1,500,000	$1,499,431
American General Finance Corp.
2.78% due 04/13/2005	1,000,000	999,073
Citigroup
2.64% due 04/01/2005	1,000,000	1,000,000
General Electric Capital Corp.
2.76% due 04/12/2005	1,000,000	999,157
		4,497,661
Money Market Fund - 1.22%
Nations Money Market Reserves Fund - Capital Shares	1,114,829	1,114,829

Total short-term investments		5,612,490
(Cost $5,612,490)

Total Investments - 98.57%		90,283,948
(Cost $90,845,940)

Other Assets in Excess of Liabilities - 1.43%		1,308,211
Total Net Assets - 100.00%		$91,592,159

(a)	Variable rate.
(b)	Foreign security.
(c)	Restricted.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM INTERNATIONAL FUND
TT EAFE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

LKCM International Fund (the “Fund”) invests substantially all of its assets in TT EAFE Portfolio (the “Portfolio”).
As of March 31, 2005, the Fund owned 55.78% of the Portfolio.   The schedule of investments of the Portfolio is as follows:

COMMON STOCK - 93.90%	Shares	Value US $
AUSTRALIA - 0.93%
Papers & Packaging - 0.93%
Amcor Ltd.	76,958	426,241
Total Australia		426,241
CHINA - 0.34%
Insurance - 0.34%
China Life Insurance Co. Ltd.*	238,000	158,680
Total China		158,680

DENMARK - 0.75%
Diversified Telecommunications - 0.75%
TDC A/S	8,175	345,486
Total Denmark		345,486

FINLAND - 3.43%
Electric - 0.62%
Fortum Oyj	14,600	285,002

Papers & Packaging - 0.72%
UPM-Kymmene Oyj	14,916	331,493

Wireless Telecommunications Services - 2.09%
Nokia Oyj	61,852	961,413

Total Finland		1,577,908

FRANCE - 6.18%
Automotive - 1.71%
Renault SA	8,789	787,017

Beverages, Food & Tobacco - 0.78%
Pernod-Ricard	2,546	356,368

Computers - 0.71%
Atos Origin*	4,846	328,445

Oil & Gas - 2.25%
Total SA	4,407	1,033,821

Pharmaceuticals - 0.73%
Sanofi-Aventis	3,959	334,702

Total France		2,840,353

GERMANY - 9.83%
Automotive - 1.49%
Continental AG	8,800	684,269

COMMON STOCK (continued)	Shares	Value US $

GERMANY (continued)
Banks - 1.19%
Commerzbank AG	25,063	545,272

Chemicals - 1.49%
Bayer AG	20,716	685,741

Electric - 2.88%
RWE AG	21,850	1,324,733

Insurance - 2.78%
Allianz AG	10,050	1,279,369

Total Germany		4,519,384

HONG KONG - 1.67%
Diversified Operations - 0.77%
China Resources Enterprise Ltd.	110,000	150,910
Swire Pacific Ltd., Class A Shares	25,500	201,892
		352,802
Diversified Telecommunications - 0.45%
China Netcom Group Corp. Hong Kong Ltd.*	148,000	207,787

Electronic Equipment & Instruments - 0.45%
Johnson Electric Holdings	226,500	204,738

Total Hong Kong		765,327
ITALY - 4.94%
Banks - 2.02%
Capitalia SPA	178,056	929,689

Electric - 1.78%
Enel SPA	85,084	816,074

Television - 1.14%
Mediaset SPA	36,240	522,801

Total Italy		2,268,564

JAPAN - 27.51%
Banks - 6.83%
Bank of Yokohama Ltd.	39,000	238,463
Mitsubishi Tokyo Financial Group Inc.	63	547,775
Mizuho Financial Group Inc.	438	2,076,159

COMMON STOCK (continued)	Shares	Value US $

JAPAN (continued)
Resona Holdings Inc.*	137,000	275,384
		3,137,781
Chemicals - 0.33%
Asahi Kasei Corp.	31,000	153,029

Diversified Operations - 2.66%
Kajima Corp.	71,000	294,063
Sony Corp.	20,800	830,366
Taisei Corp.	26,000	97,719
		1,222,148
Diversified Telecommunications - 1.40%
NTT Data Corp.	66	228,310
Softbank Corp.	6,600	272,737
Tokyo Broadcasting System Inc.	7,200	140,688
		641,735
Electronic Equipment & Instruments - 1.89%
Advantest Corp.	2,400	184,443
Fanuc Ltd.	10,900	683,797
		868,240
Financial Services - 4.48%
Credit Saison Co. Ltd.	19,800	714,547
Orix Corp.	6,100	779,609
Promise Co. Ltd.	5,500	376,917
SFCG Co. Ltd.	770	187,893
		2,058,966
Machinery - 3.10%
Hitachi Construction Machinery Co. Ltd.	18,900	261,342
Komatsu Ltd.	40,000	301,421
SMC Corp.	7,600	861,892
		1,424,655
Real Estate - 1.31%
Mitsui Fudosan Co. Ltd.	51,000	600,309

Semiconductor Equipment & Products - 1.72%
Elpida Memory Inc.*	4,900	186,911

COMMON STOCK (continued)	Shares	Value US $

NEC Electronics Corp.	9,200	430,067
Tokyo Electron Ltd.	3,000	171,373

		788,351
Television - 0.02%
Jupiter Telecommunications Co. Ltd.*	13	10,392

Trading Companies & Distributors - 3.77%
Marubeni Corp.	85,000	273,373
Mitsui & Co. Ltd.	158,000	1,460,939
		1,734,312

Total Japan		12,639,918

MALAYSIA - 0.62%
Banks - 0.62%
Commerce Asset Holdings BHD*	238,400	287,335
Total Malaysia		287,335

NETHERLANDS - 2.05%
Beverages, Food & Tobacco - 1.00%
Koninklijke Ahold NV*	54,638	458,725

Diversified Telecommunications - 1.05%
Koninklijke (Royal) KPN NV	53,758	482,078
Total Netherlands		940,803

NORWAY - 0.92%
Oil & Gas - 0.92%
Statoil ASA*	24,600	420,753
Total Norway		420,753

SINGAPORE - 0.87%
Electronic Equipment & Instruments - 0.30%
Venture Corp. Ltd.	17,000	137,089
Real Estate - 0.57%
City Developments Ltd.	67,000	262,020
Total Singapore		399,109

COMMON STOCK (continued)	Shares	Value US $

SOUTH KOREA - 0.89%
Banks - 0.89%
Kookmin Bank*	9,130	407,726
Total South Korea		407,726

SWEDEN - 3.05%
Automotive - 0.93%
Volvo AB, Class B Shares	9,571	424,656

Machinery - 1.00%
Atlas Copco AB, Class A Shares	9,586	460,708

Wireless Telecommunications Services - 1.12%
Telefonaktiebolaget LM Ericsson, Class B Shares	182,005	514,241

Total Sweden		1,399,605

SWITZERLAND - 8.85%
Banks - 5.31%
Credit Suisse Group	28,139	1,212,298
UBS AG	14,511	1,229,642
		2,441,940
Building Materials - 1.27%
Holcim Ltd.	9,430	581,908

Chemicals - 1.31%
Syngenta AG	5,731	600,555

Insurance - 0.96%
Zurich Financial Services AG	2,519	443,610
Total Switzerland		4,068,013

TAIWAN - 3.23%
Diversified Telecommunications - 0.27%
D-Link Corp.	101,356	126,108

Semiconductor Equipment & Products - 2.96%
Advanced Semiconductor Engineering*	947,000	698,843

COMMON STOCK (continued)	Shares	Value US $

TAIWAN (continued)
Siliconware Precision Industries Co.	187,000	162,332
Taiwan Semiconductor Manufacturing Co. Ltd.	146,000	238,653
United Microelectronics Corp.	431,000	260,603

		1,360,431
Total Taiwan		1,486,539

THAILAND - 0.60%
Banks - 0.60%
Kasikornbank PCL	93,000	139,090
Kasikornbank PCL NVDR*	97,800	136,267
Total Thailand		275,357

UNITED KINGDOM - 17.24%
Airlines - 1.92%
British Airways PLC*	176,596	880,961

Banks - 3.01%
Standard Chartered PLC	76,877	1,382,946

Beverages, Food & Tobacco - 1.00%
British American Tobacco PLC	26,126	460,603

Diversified Operations - 3.15%
BAE Systems PLC	120,635	591,538
Rolls-Royce Group PLC	181,489	836,782
Rolls-Royce Group PLC, Class B Shares*	9,074,450	17,576

		1,445,896

Entertainment - 1.35%
Carnival PLC	11,291	620,012

Metals & Mining - 2.02%
Anglo American PLC	39,218	930,039

Minerals - 2.36%
Xstrata PLC	56,862	1,085,214

Retailers - 0.51%
GUS PLC	13,611	234,304

COMMON STOCK (continued)	Shares	Value US $

UNITED KINGDOM (continued)
Wireless Telecommunications Services - 1.92%
O2 PLC*	391,322	881,789

Total United Kingdom		7,921,764

Total Common Stock (Cost $41,065,306)		43,148,865

PREFERRED STOCK - 1.20%

GERMANY - 1.20%
Automotive - 1.20%
Porsche AG	756	550,219

Total Germany		550,219

Total Preferred Stock (Cost $492,978)		550,219

EQUITY PERFORMANCE LINKED NOTES - 0.61%

INDIA - 0.61%
Industrial Development Bank of India*	133,877	282,199

Total India		282,199

Total Equity Performance Linked Notes (Cost $265,923)		282,199

Total Investments - 95.71% (Cost $41,824,207)†		43,981,283
Other Assets in Excess of Liabilities, Net - 4.29%		1,971,704

Total Net Assets - 100.00%		45,952,987

* Non-income producing security
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
PLC — Public Limited Company

† At March 31, 2005, the tax basis cost of the Portfolio's investments was $41,824,207, and the unrealized appreciation and depreciation were $2,669,229 and $(512,153), respectively.

Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. At March 31, 2005, the Portfolio had the following open forward foreign currency contracts outstanding:

					Net Unrealized
Settlement		Deliver/		Receive/	Appreciation/
Date		Units of Currency		In Exchange For	(Depreciation)
04/01/05-05/09/05	JPY	455,068,294	AUD	5,560,000	36,144
04/19/05	SGD	757,916	EUR	350,000	(4,798)
04/11/05	JPY	100,499,100	EUR	730,000	8,385
04/21/05	HKD	6,575,058	EUR	630,000	(24,159)
04/01/05	AUD	1,109,014	GBP	460,000	11,341
					$ 26,913
AUD — Australian Dollar			HKD — Hong Kong Dollar
EUR — Euro			JPY — Japanese Yen
GBP — Great British Pound			SGD — Singapore Dollar

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr., President
J. Luther King, Jr., President

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr., President
J. Luther King, Jr., President

Date May 31, 2005

By (Signature and Title)* /s/ Jacqui Brownfield
Jacqui Brownfield, Treasurer

Date May 31, 2005

* Print the name and title of each signing officer under his or her signature.